Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets

7. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

(Dollars in thousands)	September 30, 2024	December 31, 2023
Prepayment of inventory	$69	$52
Other	107	61
Total prepaid expenses and other current assets	$176	$113

6. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of December 31:

(Dollars in thousands)	2023	2022
Prepayment of fixed assets	$-	$346
Prepayment of inventory	52	-
Future proceeds related to installment sales of equipment	89	-
Other	222	273
Total prepaid expenses and other current assets	$363	$619